Segment disclosure - Revenue by geography (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Segment disclosure
Revenue	$ 388,704	$ 268,991
Australia
Segment disclosure
Revenue	146,027	94,095
Peru
Segment disclosure
Revenue	93,184	70,509
Other Latin America
Segment disclosure
Revenue	53,415	27,212
Africa and Asia
Segment disclosure
Revenue	49,837	39,746
United States
Segment disclosure
Revenue	29,950	26,520
Canada
Segment disclosure
Revenue	$ 16,291	$ 10,909